RESTATEMENT (Details 2) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Feb. 28, 2018		Feb. 28, 2017	Feb. 28, 2018		Feb. 28, 2017	Aug. 31, 2017	Aug. 31, 2016
Consolidated Statements of Cash Flows
NET LOSS	$ (798,464)	[1]	$ (13,011)	$ (1,075,521)	[1]	$ (22,528)	$ (234,889)	$ (29,690)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities				295,745	[1]	$ (10,527)	$ 15,636	$ 11,201
Originally Reported
Consolidated Statements of Cash Flows
NET LOSS	(628,354)			(905,411)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities				125,635
Restatement Adjustment
Consolidated Statements of Cash Flows
NET LOSS	$ (170,110)			(170,110)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities				$ 170,110

[1]	Restated